PROSPECTUS SUPPLEMENT
                            DATED SEPTEMBER 24, 2002

                          SUPPLEMENT TO THE PROSPECTUS
                                DATED MAY 1, 2002
                         THE VISIONARY VARIABLE ANNUITY
                  A FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

                                    ISSUED BY
                        IL ANNUITY AND INSURANCE COMPANY
                                   THROUGH THE
                 IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT 1


         PLEASE USE THIS SUPPLEMENT WITH THE PROSPECTUS FOR YOUR VISIONARY VARIABLE ANNUITY CONTRACT (THE "CONTRACT"). READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP THEM TOGETHER FOR FUTURE REFERENCE.

         The prospectus for the Visionary Variable Annuity Contract is supplemented with the following information, and any inconsistent information is deleted:

1.       TRANSITION OF VARIABLE ANNUITY ADMINISTRATION

         On or about September 30, 2002, we will combine the administration of the Visionary Variable Annuity Contracts with other variable business of our parent, AmerUs Group Co. This business is part of a joint venture with Ameritas Life Insurance Corp. ("Ameritas"), located in Lincoln, Nebraska.

         Under a Management and Administrative Service Agreement with us, Ameritas will provide, at its Service Center, on our behalf, all transaction and claims processing and certain other administrative services relating to the Contracts, including maintenance of the books and records that contain all pertinent information necessary to the administration and operation of the Contracts.

         Beginning October 1, 2002, administration of the Contracts will be moved from the Variable Administrative Center to the Ameritas Service Center. We will transition the servicing of the Contracts over the last weekend in September and expect to be fully operational on October 1, 2002. Any transactions received or requested that normally would be processed with a September 30th effective date will be processed on October 1, 2002 using September 30th values.

         Additionally, you can make inquiries and obtain information by telephone on and after September 30th at the telephone number listed in the prospectus -- 1-888-232-6486 -- and use the fax number listed in the prospectus -- 1-800-334-2023 -- as well. GOING FORWARD, WE WILL CONTINUE TO USE THOSE NUMBERS TO PROVIDE SERVICE AND INFORMATION ON THESE CONTRACTS. Service representatives will be available from 7 a.m. to 5 p.m. CST (or CDT) on normal business days.

         After September 27, 2002, any service items that are sent by mail or overnight express should be sent to the following address: IL Annuity and Insurance Company, Service Center, P.O. Box 82594, Lincoln NE 68501-2594 (the street address is 5900 "O" Street, Lincoln, NE 68510). Any service work received at IL Annuity in Indianapolis until November 1, 2002 will be forwarded overnight and processed effective the date it was received at IL Annuity in Indianapolis.

         Following the transition of administration of the Contracts to the Service Center, Contract Values will remain the same and you can continue to make premium payments, transfer and withdraw Contract Value, and otherwise take the same actions as you could have prior to the transition.

2.       VOICE RESPONSE ACCESS

     You will have access to an automated voice response system. The voice response system will provide automated access to the following:

     o   Contract Values
     o   Unit prices

     You can access the voice response system at 1-888-232-6486. The menu will guide you to the automated voice response system or direct access to a service representative. To use the automated voice response, you will need to enter the Contract number and the last four digits of your social security number to gain access to a particular record.

     The automated voice response system will be available beginning October 1, 2002 and will be available from 6 a.m. to 10 p.m. CST (or CDT) Sunday through Friday and 6 a.m. to 6 p.m. on Saturday. Service representatives will be available from 7 a.m. to 5 p.m. CST (or CDT) on normal business days.

3.       WEBSITE ACCESS

     You will have website access to some aspects of your Contract. The website will provide a wide range of information including the following:

     o   Contract Values
     o   Service forms
     o 24 months of quarterly reports and confirmation statements commencing with fourth quarter 2002 activity
     o Access to view optional programs, including dollar-cost averaging, portfolio rebalancing, earnings sweeps and systematic withdrawals

     In order to access the website, you will need to obtain a PIN by returning a PIN request form to the Service Center. You can call the Service Center to receive a copy of the form. Once you have been designated a PIN and it has been entered in the system, your account may be accessed at www.variable.ameritas.com and then by going into "Account Access." At this point you may log in using your Contract number and PIN to access your account. Please note that once you have been assigned a PIN, you will use it for your website access and for your access through the automated voice response system.

     The new website will be available commencing October 1, 2002 and will be available from 6 a.m. to 10 p.m. CST (or CDT) Sunday through Friday and 6 a.m. to 6 p.m. on Saturday.

4.       CONTRACTHOLDERS' INFORMATION

         You will receive a third quarter 2002 statement through September 27, 2002 in the format you have been receiving. The fourth quarter statement will cover the period from September 28, 2002 through December 31, 2002.

         Immediate confirmations on automatic (or systematic) transactions, such as automatic account balancing, dollar-cost averaging, interest sweeps, systematic withdrawals and quarterly administrative fees, WILL NO LONGER BE SENT. This information will be available on the website and all such transactions will be itemized on the quarterly statements sent to you.

5.       WITHDRAWAL CHARGE ON SYSTEMATIC WITHDRAWALS

         Please be aware that we will assess a withdrawal charge on systematic withdrawals if your Contract Value has declined to the point where total systematic withdrawals taken during the Contract year-to-date are greater than the free withdrawal amount. (The free withdrawal amount generally equals 10% of your Contract Value at the beginning of your Contract year.). Please check with the Service Center each month before a systematic withdrawal is taken to learn whether withdrawal charges will apply. You can cancel participation in the systematic withdrawal program or decrease the amount of the withdrawal at any time. The minimum amount you may withdraw is $100.

6.       HOLIDAYS

         The Service Center is open on all days that the New York Stock Exchange is open for trading.

                       STATEMENT OF ADDITIONAL INFORMATION
                                   SUPPLEMENT
                            DATED SEPTEMBER 24, 2002

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2002
                         THE VISIONARY VARIABLE ANNUITY
                  A FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

                                    ISSUED BY
                        IL ANNUITY AND INSURANCE COMPANY
                                   THROUGH THE
                 IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT 1


         PLEASE KEEP THIS SUPPLEMENT WITH YOUR VISIONARY VARIABLE ANNUITY STATEMENT OF ADDITIONAL INFORMATION.

         The cover page of the statement of additional information for the Visionary Variable Annuity Contract is amended to change the information regarding the Variable Administrative Office as follows:

         On or about September 30, 2002, the Variable Administrative Office will be renamed the Service Center. The mailing address, telephone number, and fax number of the Service Center is:

         IL Annuity and Insurance Company
         Service Center
         P.O. Box 82594
         Lincoln, NE 68510-2594
                  or
         5900 "O" Street
         Lincoln, NE 68510

         Telephone:        1-888-232-6486
         Fax:              1-800-334-2023
         (Monday-Friday 7:00 a.m. - 5:00 p.m. CST or CDT)

                              PROSPECTUS SUPPLEMENT
                            DATED SEPTEMBER 24, 2002

                          SUPPLEMENT TO THE PROSPECTUS
                                DATED MAY 1, 2002
                      THE VISIONARY CHOICE VARIABLE ANNUITY
                  A FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

                                    ISSUED BY
                        IL ANNUITY AND INSURANCE COMPANY
                                   THROUGH THE
                 IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT 1


         PLEASE USE THIS SUPPLEMENT WITH THE PROSPECTUS FOR YOUR VISIONARY CHOICE VARIABLE ANNUITY CONTRACT (THE "CONTRACT"). READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP THEM TOGETHER FOR FUTURE REFERENCE.

         The prospectus for the Visionary Choice Variable Annuity Contract is supplemented with the following information, and any inconsistent information is deleted:

1.       TRANSITION OF VARIABLE ANNUITY ADMINISTRATION

         On or about September 30, 2002, we will combine the administration of the Visionary Choice Variable Annuity Contracts with other variable business of our parent, AmerUs Group Co. This business is part of a joint venture with Ameritas Life Insurance Corp. ("Ameritas"), located in Lincoln, Nebraska.

         Under a Management and Administrative Service Agreement with us, Ameritas will provide, at its Service Center, on our behalf, all transaction and claims processing and certain other administrative services relating to the Contracts, including maintenance of the books and records that contain all pertinent information necessary to the administration and operation of the Contracts.

         Beginning October 1, 2002, administration of the Contracts will be moved from the Variable Administrative Center to the Ameritas Service Center. We will transition the servicing of the Contracts over the last weekend in September and expect to be fully operational on October 1, 2002. Any transactions received or requested that normally would be processed with a September 30th effective date will be processed on October 1, 2002 using September 30th values.

         Additionally, you can make inquiries and obtain information by telephone on and after September 30th at the telephone number listed in the prospectus -- 1-888-232-6486 -- and use the fax number listed in the prospectus -- 1-800-334-2023 -- as well. GOING FORWARD, WE WILL CONTINUE TO USE THOSE NUMBERS TO PROVIDE SERVICE AND INFORMATION ON THESE CONTRACTS. Service representatives will be available from 7 a.m. to 5 p.m. CST (or CDT) on normal business days.

         After September 27, 2002, any service items that are sent by mail or overnight express should be sent to the following address: IL Annuity and Insurance Company, Service Center, P.O. Box 82594, Lincoln NE 68501-2594 (the street address is 5900 "O" Street, Lincoln, NE 68510). Any service work received at IL Annuity in Indianapolis until November 1, 2002 will be forwarded overnight and processed effective the date it was received at IL Annuity in Indianapolis.

         Following the transition of administration of the Contracts to the Service Center, Contract Values will remain the same and you can continue to make premium payments, transfer and withdraw Contract Value, and otherwise take the same actions as you could have prior to the transition.

2.       VOICE RESPONSE ACCESS

     You will have access to an automated voice response system. The voice response system will provide automated access to the following:

     o   Contract Values
     o   Unit prices

     You can access the voice response system at 1-888-232-6486. The menu will guide you to the automated voice response system or direct access to a service representative. To use the automated voice response, you will need to enter the Contract number and the last four digits of your social security number to gain access to a particular record.

     The automated voice response system will be available beginning October 1, 2002 and will be available from 6 a.m. to 10 p.m. CST (or CDT) Sunday through Friday and 6 a.m. to 6 p.m. on Saturday. Service representatives will be available from 7 a.m. to 5 p.m. CST (or CDT) on normal business days.

3.       WEBSITE ACCESS

     You will have website access to some aspects of your Contract. The website will provide a wide range of information including the following:

     o   Contract Values
     o   Service forms
     o 24 months of quarterly reports and confirmation statements commencing with fourth quarter 2002 activity
     o Access to view optional programs, including dollar-cost averaging, portfolio rebalancing, earnings sweeps and systematic withdrawals

     In order to access the website, you will need to obtain a PIN by returning a PIN request form to the Service Center. You can call the Service Center to receive a copy of the form. Once you have been designated a PIN and it has been entered in the system, your account may be accessed at www.variable.ameritas.com and then by going into "Account Access." At this point you may log in using your Contract number and PIN to access your account. Please note that once you have been assigned a PIN, you will use it for your website access and for your access through the automated voice response system.

     The new website will be available commencing October 1, 2002 and will be available from 6 a.m. to 10 p.m. CST (or CDT) Sunday through Friday and 6 a.m. to 6 p.m. on Saturday.

4.       CONTRACTHOLDERS' INFORMATION

         You will receive a third quarter 2002 statement through September 27, 2002 in the format you have been receiving. The fourth quarter statement will cover the period from September 28, 2002 through December 31, 2002.

         Immediate confirmations on automatic (or systematic) transactions, such as automatic account balancing, dollar-cost averaging, interest sweeps, systematic withdrawals and quarterly administrative fees, WILL NO LONGER BE SENT. This information will be available on the website and all such transactions will be itemized on the quarterly statements sent to you.

5.       WITHDRAWAL CHARGE ON SYSTEMATIC WITHDRAWALS

         Please be aware that we will assess a withdrawal charge on systematic withdrawals if your Contract Value has declined to the point where total systematic withdrawals taken during the Contract year-to-date are greater than the free withdrawal amount. (The free withdrawal amount generally equals 10% of your Contract Value at the beginning of your Contract year.). Please check with the Service Center each month before a systematic withdrawal is taken to learn whether withdrawal charges will apply. You can cancel participation in the systematic withdrawal program or decrease the amount of the withdrawal at any time. The minimum amount you may withdraw is $100.

6.       HOLIDAYS

         The Service Center is open on all days that the New York Stock Exchange is open for trading.

                       STATEMENT OF ADDITIONAL INFORMATION
                                   SUPPLEMENT
                            DATED SEPTEMBER 24, 2002

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2002
                      THE VISIONARY CHOICE VARIABLE ANNUITY
                  A FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

                                    ISSUED BY
                        IL ANNUITY AND INSURANCE COMPANY
                                   THROUGH THE
                 IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT 1


         PLEASE KEEP THIS SUPPLEMENT WITH YOUR VISIONARY CHOICE VARIABLE ANNUITY STATEMENT OF ADDITIONAL INFORMATION.

         The cover page of the statement of additional information for the Visionary Choice Variable Annuity Contract is amended to change the information regarding the Variable Administrative Office as follows:

         On or about September 30, 2002, the Variable Administrative Office will be renamed the Service Center. The mailing address, telephone number, and fax number of the Service Center is:

         IL Annuity and Insurance Company
         Service Center
         P.O. Box 82594
         Lincoln, NE 68510-2594
                  or
         5900 "O" Street
         Lincoln, NE 68510

         Telephone:        1-888-232-6486
         Fax:              1-800-334-2023
         (Monday-Friday 7:00 a.m. - 5:00 p.m. CST or CDT)